DISCONTINUED OPERATIONS - Discontinued operations statements of income and comprehensive income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DISCONTINUED OPERATIONS
Revenues	$ 4,293.8	$ 4,181.0	$ 4,125.1
Income from discontinued operations	97.5	3.8	18.2
Discontinued operations
DISCONTINUED OPERATIONS
Revenues	1.5	19.8	19.7
Expenses	1.2	14.6	14.8
Income taxes		1.4	1.3
Gain on disposal of businesses, net of income taxes	97.2		(14.6)
Income from discontinued operations	$ 97.5	$ 3.8	$ 18.2